Virginia Electric and Power Company Consolidated Statements of Equity (Unaudited) - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Retained Earnings	AOCI	Virginia Electric and Power Company	Virginia Electric and Power Company Common Stock	Virginia Electric and Power Company Other Paid-In Capital	Virginia Electric and Power Company Retained Earnings	Virginia Electric and Power Company AOCI
Beginning balance at Dec. 31, 2017	$ 19,370	$ 9,865	$ 7,936	$ (659)	$ 12,224	$ 5,738	$ 1,113	$ 5,311	$ 62
Beginning balance (in shares) at Dec. 31, 2017		645,000				275
Cumulative-effect of changes in accounting principles	6	$ (127)	1,029	(1,023)	3			79	(76)
Net income	1,004		952		523			523
Dividends and distributions	(1,154)		(1,089)		(257)			(257)
Other comprehensive income, net of tax	145			144	5				5
Other	(13)	(5)	(8)		(1)			(1)
Ending balance at Jun. 30, 2018	20,036	$ 10,782	8,820	(1,538)	12,497	$ 5,738	1,113	5,655	(9)
Ending balance (in shares) at Jun. 30, 2018		654,000				275
Beginning balance at Mar. 31, 2018	20,042	$ 10,316	8,924	(1,551)	12,262	$ 5,738	1,113	5,420	(9)
Beginning balance (in shares) at Mar. 31, 2018		653,000				275
Net income	478		449		339			339
Dividends and distributions	(579)		(545)		(103)			(103)
Other comprehensive income, net of tax	13			13
Other	(9)		(8)		(1)			(1)
Ending balance at Jun. 30, 2018	20,036	$ 10,782	8,820	(1,538)	12,497	$ 5,738	1,113	5,655	(9)
Ending balance (in shares) at Jun. 30, 2018		654,000				275
Beginning balance at Dec. 31, 2018	22,048	$ 12,588	9,219	(1,700)	13,047	$ 5,738	1,113	6,208	(12)
Beginning balance (in shares) at Dec. 31, 2018		681,000				275
Net income	(619)		(626)		120			120
Dividends and distributions	(1,512)		(1,469)		(189)			(189)
Other comprehensive income, net of tax	17			17	(14)				(14)
Ending balance at Jun. 30, 2019	28,381	$ 20,660	7,124	(1,683)	12,964	$ 5,738	1,113	6,139	(26)
Ending balance (in shares) at Jun. 30, 2019		803,000				275
Beginning balance at Mar. 31, 2019	27,599	$ 20,834	7,806	(1,731)	12,944	$ 5,738	1,113	6,110	(17)
Beginning balance (in shares) at Mar. 31, 2019		802,000				275
Net income	58		54		100			100
Dividends and distributions	(746)		(736)		(71)			(71)
Other comprehensive income, net of tax	48			48	(9)				(9)
Ending balance at Jun. 30, 2019	$ 28,381	$ 20,660	$ 7,124	$ (1,683)	$ 12,964	$ 5,738	$ 1,113	$ 6,139	$ (26)
Ending balance (in shares) at Jun. 30, 2019		803,000				275